4. Property and Equipment: Property, Plant and Equipment (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2012
Property, Plant and Equipment, Other, Accumulated Depreciation	$ (679,072)
Property and equipment, net	205,155	228,499
Furniture and Fixtures, Gross	127,670
Machinery and Equipment, Gross	46,731
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Computer Equipment	$ 709,826